Long-term Debt (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Debt Instrument [Line Items]
Long-term debt	$ 17,300,000	$ 8,356,000		$ 139,940
Fair value	$ 17,616,000	$ 9,182,000
Weighted average interest rates on long-term debt during the period (as a percent)	6.65%	6.93%	6.82%
Weighted average interest rates on long-term debt at period end (as a percent)	5.39%	7.26%
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	18.00%			18.00%
First quarter 2016	$ 0			$ 0
Second quarter 2016	0			0
Third quarter 2016	375,000			2,570
Fourth quarter 2016	0
2016	375,000
2017	1,903,000			0
2018	0			14,000
2019	1,400,000			13,000
2020	300,000
2021-2067	2,100,000
Securitizations	9,040,000			83,030
Revolvoing conduit facilities, long-term debt maturities	2,620,000
Total principal maturities	17,738,000			143,920
Long-term debt	17,300,000	$ 8,356,000		139,940
Debt issuance cost	(30,000)
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	172,000	172,000		$ 1,720
Fair value	$ 245,000	$ 262,000
Weighted average interest rates on long-term debt during the period (as a percent)	12.26%	12.26%	12.26%
Weighted average interest rates on long-term debt at period end (as a percent)	12.26%	12.26%
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	6.00%			6.00%
First quarter 2016				$ 0
Second quarter 2016				0
Third quarter 2016				0
2017				0
2018				0
2019				0
Securitizations				0
Total principal maturities				3,500
Long-term debt	$ 172,000	$ 172,000		1,720
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	17,128,000	8,184,000
Fair value	$ 17,371,000	$ 8,920,000
Weighted average interest rates on long-term debt during the period (as a percent)	6.56%	6.84%	6.75%
Weighted average interest rates on long-term debt at period end (as a percent)	5.32%	7.16%
Principal maturities of long-term debt by type of debt
Total principal maturities				290
Long-term debt	$ 17,128,000	$ 8,184,000
Senior Notes [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,474,000			55,350
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	5.25%
Contractual interest rate, maximum (as a percent)	8.25%
First quarter 2016	$ 0			0
Second quarter 2016	0			0
Third quarter 2016	375,000			2,570
Fourth quarter 2016	0
2016	375,000
2017	1,903,000			0
2018	0			14,000
2019	1,400,000			13,000
2020	300,000
2021-2067	1,750,000
Securitizations	0			0
Revolvoing conduit facilities, long-term debt maturities	0
Total principal maturities	5,728,000			57,390
Long-term debt	5,474,000			55,350
Debt issuance cost	(14,000)
Senior Notes [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,620,000
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	1.65%
Contractual interest rate, maximum (as a percent)	3.65%
First quarter 2016	$ 0
Second quarter 2016	0
Third quarter 2016	0
Fourth quarter 2016	0
2016	0
2017	0
2018	0
2019	0
2020	0
2021-2067	0
Securitizations	0
Revolvoing conduit facilities, long-term debt maturities	2,620,000
Total principal maturities	2,620,000
Long-term debt	2,620,000
Debt issuance cost	0
Senior Notes [Member] | Securitization [Member]
Debt Instrument [Line Items]
Long-term debt	$ 9,034,000			82,870
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	2.41%
Contractual interest rate, maximum (as a percent)	6.94%
First quarter 2016	$ 0			0
Second quarter 2016	0			0
Third quarter 2016	0			0
Fourth quarter 2016	0
2016	0
2017	0			0
2018	0			0
2019	0			0
2020	0
2021-2067	0
Securitizations	9,040,000			83,030
Revolvoing conduit facilities, long-term debt maturities	0
Total principal maturities	9,040,000			83,030
Long-term debt	9,034,000			$ 82,870
Debt issuance cost	(16,000)
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	172,000
Principal maturities of long-term debt by type of debt
First quarter 2016	0
Second quarter 2016	0
Third quarter 2016	0
Fourth quarter 2016	0
2016	0
2017	0
2018	0
2019	0
2020	0
2021-2067	350,000
Securitizations	0
Revolvoing conduit facilities, long-term debt maturities	0
Total principal maturities	350,000
Long-term debt	172,000
Debt issuance cost	$ 0
Medium Term 6.50 Percent Notes Due 2017 [Member] | Medium-term Notes [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)		6.50%